Leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases
Schedule of operating lease right of use assets and lease liabilities

	September 30, 2025	December 31, 2024
Operating lease right-of-use assets, net	$37,658	$108,270
Lease liabilities, current portion	$20,534	$106,706
Lease liabilities, less current portion	$–	$8,114

Schedule of lease term and discount rate

	September 30, 2025	December 31, 2024
Weighted average remaining lease term:
Operating lease	0.33 to 0.50 years	1.08 to 1.25 years
Weighted average discount rate:
Operating lease	10%	10%

Schedule of minimum future lease payments

Amount
Year ending December 31, 2025	$13,518
Year ending December 31, 2026	8,215
Total minimum lease payment	21,733
Less: imputed interest	(1,199)
Present value of future minimum lease payments	$20,534